COMMITMENTS AND CONTINGENCIES	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2021
COMMITMENTS AND CONTINGENCIES

NOTE 6. COMMITMENTS AND CONTINGENCIES

Registration Rights

Pursuant to a registration rights agreement entered into on February 3, 2021, the holders of the Founder Shares, Private Placement Warrants and any warrants that may be issued upon conversion of the Working Capital Loans (and any shares of Class A common stock issuable upon the exercise of the Private Placement Warrants and warrants that may be issued upon conversion of Working Capital Loans) were granted registration rights to require the Company to register a sale of any of the securities for resale (in the case of the Founder Shares, only after conversion to shares of Class A common stock). The holders of these securities are entitled to make up to three demands, excluding short form demands, that the Company register such securities. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the completion of a Business Combination and rights to require the Company to register for resale such securities pursuant to Rule 415 under the Securities Act. Notwithstanding the foregoing, Cowen Investments may not exercise its demand and “piggyback” registration rights after five and seven years, respectively, after the effective date of the Initial Public Offering. The registration rights agreement does not contain liquidating damages or other cash settlement provisions resulting from delays in registering the Company’s securities. The Company will bear the expenses incurred in connection with the filing of any such registration statements.

Business Combination Marketing Agreement

The Company engaged the underwriters as an advisor in connection with a Business Combination to assist the Company in holding meetings with its stockholders to discuss the potential Business Combination and the target business’ attributes, introduce the Company to potential investors that are interested in purchasing the Company’s securities in connection with a Business Combination, provide financial advisory services to assist the Company in the Company’s efforts to obtain any stockholder approval for the Business Combination and assist the Company with its press releases and public filings in connection with the Business Combination. The Company will pay the underwriters a cash fee for such services upon the consummation of a Business Combination in an amount equal to, in the aggregate, 3.5% of the gross proceeds of Initial Public Offering.

Business Combination Agreement

On September 8, 2021, the Company, Merger Sub and Energy Vault entered into the Business Combination Agreement, pursuant to which Novus and Energy Vault will consummate the Business Combination. The Business Combination Agreement contains customary representations and warranties, covenants, closing conditions, termination fee provisions and other terms relating to the Merger and the other transactions contemplated thereby.

The Merger is to become effective by the filing of a certificate of merger with the Secretary of State of the State of Delaware, in accordance with the relevant provisions of the Delaware General Corporation Law and mutually agreed by the parties and will be effective immediately upon such filing or upon such later time as may be agreed by the parties and specified in such certificate of merger (such time, “Effective Time”). The parties will hold the Closing immediately prior to such filing of a certificate of merger, on the Closing Date.

The Effective Time shall occur as promptly as practicable but in no event later than three business day after the satisfaction or, if permissible, waiver of the conditions to the completion of the Business Combination set forth in the Business Combination Agreement (other than those conditions that by their nature are to be satisfied at Closing, provided that the occurrence of the Closing shall remain subject to the satisfaction or, if permissible, waiver at the Closing). Immediately prior to the Effective Time, Energy Vault shall cause each share of Energy Vault Preferred Stock that is issued and outstanding immediately prior to the Effective Time to be automatically converted into a number of shares of Energy Vault Common Stock at the then effective conversion rate as calculated pursuant to Energy Vault’s amended and restated certificate of incorporation. All of the shares of Energy Vault Preferred Stock converted into shares of Energy Vault Common Stock shall no longer be outstanding and shall cease to exist, and each holder of Energy Vault Preferred Stock shall thereafter cease to have any rights with respect to such securities.

At the Effective Time, by virtue of the Merger and without any action on the part of the Company, Merger Sub, Energy Vault or the holders of any of Energy Vault’s securities:

a)

Each share of Energy Vault Common Stock issued and outstanding immediately prior to the Effective Time will be cancelled and automatically converted into the right to receive the number of shares of Combined Company Common Stock equal to the Exchange Ratio and all shares of Energy Vault Common Stock subject to forfeiture to or repurchase by Energy Vault shall retain such restrictions following conversion into Combined Company Common Stock;

b)

All shares of Energy Vault Common Stock and Energy Vault Preferred Stock held in the treasury of Energy Vault shall be canceled without any conversion thereof and no payment or distribution shall be made with respect thereto;

c)

Each share of Merger Sub Common Stock issued and outstanding immediately prior to the Effective Time shall be converted into and exchanged for one validly issued, fully paid and nonassessable share of common stock, par value $0.001 per share, of the surviving corporation;

d)

Each Energy Vault Option that is outstanding immediately prior to the Effective Time, whether vested or unvested, shall be assumed, converted and/or substituted by Novus into an option to purchase a number of shares of Combined Company Common Stock equal to the product (rounded down to the nearest whole number) of (x) the number of shares of Energy Vault Common Stock subject to such Energy Vault Option immediately prior to the Effective Time and (y) the Exchange Ratio, and at an exercise price per share (rounded up to the nearest whole cent) equal to (A) the exercise price per share of such Energy Vault Option immediately prior to the Effective Time divided by (B) the Exchange Ratio, subject to adjustments related to Section 409A and Section 422 of the Code;

e)

Each award of outstanding restricted stock units to acquire shares of Energy Vault Common Stock issued pursuant to an award granted under the 2017 Plan or otherwise (each an “Energy Vault RSU”), whether vested or unvested, that is outstanding immediately prior to the Effective Time shall be assumed, converted and/or substitutes by Novus into an award of restricted stock units to acquire shares of Combined Company Common Stock (each, a Converted RSU Award). Each Converted RSU Award will represent the right to acquire that number of shares of Combined Company Common Stock equal to the product (rounded down to the nearest whole number) of (1) the number of shares of Energy Vault Common Stock subject to the Energy Vault RSU award immediately before the Effective Time and (2) the Exchange Ratio; provided, that, except as specifically described above, following the Effective Time, each Converted RSU Award shall continue to be governed by the same terms and conditions (including vesting terms) as were applicable to the corresponding former Energy Vault RSU award immediately prior to the Effective Time.

f)

Each award of outstanding restricted shares of Energy Vault Common Stock issued pursuant to a grant agreement under the 2017 Plan or otherwise (each an “Energy Vault Restricted Share Award”), whether vested or unvested, that is outstanding immediately prior to the Effective Time shall be assumed, converted and/or substituted by Novus into a restricted stock award with respect to a number of shares of Combined Company Common Stock equal to the product (rounded down to the nearest whole number) of (x) the number of shares of Energy Vault Common Stock subject to such Energy Vault Restricted Share Award immediately prior to the Effective Time and (y) the Exchange Ratio, with the same terms and conditions as were applicable under such Company Restricted Share Award immediately prior to the Effective Time.

Earn Out

Subject to certain exceptions, during the period between the date that is 90 days following the Closing and the third anniversary of the Closing, the Company will issue to eligible Energy Vault equity holders up to 9,000,000 additional shares of the Company’s Common Stock in the aggregate (the “Earn Out Shares”) in three equal tranches of 3,000,000 Earn Out Shares, respectively, upon the Company’s achieving price targets of $15.00, $20.00 or $30.00, respectively, which price targets will be based upon the closing sale price of one share of the Company’s Common Stock quoted on the New York Stock Exchange or the exchange on which the shares of the Company’s Common Stock are then traded, for any 20 trading days within a 30 consecutive trading day period (as adjusted for stock splits, reverse stock splits, stock dividends, reorganizations, recapitalizations, reclassifications, combination, exchange of shares or the like).

Subscription Agreements

In connection with the execution of the Business Combination Agreement, on September 8, 2021, the Company entered into separate subscription agreements (collectively, the “Subscription Agreements”) with a number of investors (each, a “Subscriber” and collectively, the “Subscribers”), pursuant to which the Subscribers agreed to purchase, and the Company agreed to sell to the Subscribers, an aggregate of 10,000,005 shares of the Company’s Common Stock (the “PIPE Shares”), for a purchase price of $10.00 per share and an aggregate purchase price of $100,000,050 in a private placement (the “PIPE”).

The closing of the sale of the PIPE Shares pursuant to the Subscription Agreements is contingent upon, among other customary closing conditions, the concurrent consummation of the Proposed Transactions. The purpose of the PIPE is to raise additional capital for use by the combined company following the Closing.

Pursuant to the Subscription Agreements, the Company agreed that, by the later of 30 calendar days and 20 business days after the consummation of the Proposed Transactions, the Company will file with the SEC (at the Company’s sole cost and expense) a registration statement registering the resale of the PIPE Shares (the “PIPE Resale Registration Statement”), and the Company shall use its commercially reasonable efforts to have the PIPE Resale Registration Statement declared effective as soon as practicable after the filing thereof, but no later than the earlier of (i) the 60th calendar day (or 120th calendar day if the SEC notifies the Company that it will “review” the PIPE Resale Registration Statement) following the Closing and (ii) the 10th business day after the date the Company is notified (orally or in writing, whichever is earlier) by the SEC that the PIPE Resale Registration Statement will not be “reviewed” or will not be subject to further review.

On December 29, 2021, the Company entered into a Subscription Agreement with the Subscriber, pursuant to which the Subscriber agreed to purchase, and the Company agreed to sell the Subscriber, 5,000,000 shares of Class A common stock, par value of $0.0001 per share (the “Additional PIPE Shares”), for a purchase price of $10.00 per share and an aggregate purchase price of $50,000,000 in a private placement. Pursuant to the Subscription Agreement, the Additional PIPE Shares will be sold upon the same terms and conditions as those set forth in those certain Subscription Agreements entered into between the Company and certain other investors on September 8, 2021 in connection with the execution of the Business Combination Agreement among the Company, the Merger Sub and Energy Vault. The closing of the sale of the Additional PIPE Shares pursuant to the Subscription Agreement is contingent upon, among other customary closing conditions, the concurrent consummation of the Proposed Transactions. The purpose of the sale of the Additional PIPE Shares is to raise additional capital for use by the combined company following the closing of the Proposed Transactions.

Vendor Agreements

On April 30, 2021, the Company entered into an agreement with a vendor for investment banking services related to the pending Business Combination. Specifically, the agreement relates to assisting in raising the funds as part of the PIPE financing. The agreement calls for the vendor to receive a contingent fee equal to 70% of the total placement fee paid as part of the PIPE financing which is expected to equal 5% of the gross proceeds of securities sold in the PIPE placement.

On May 21, 2021, the Company entered into an agreement with a vendor for financial advisement services related to the Business Combination. The agreement calls for the vendor to receive a contingent fee in the amount of $7,500,000 plus expenses. In addition, the agreement contains an additional contingent fee provision of 1% of the gross proceeds of any equity or equity-linked securities sold in connection with the Business Combination.

On September 13, 2021, the Company entered into an agreement with a vendor for capital market advisement services related to the Business Combination. The agreement calls for the vendor to receive a contingent fee in the amount of $500,000 upon the consummation of the Business Combination.

On September 29, 2021, the Company entered into an agreement with a vendor for tax advisory services related to the Business Combination agreement. The agreement calls for the vendor to receive a fee of $20,000 a month through December 31, 2021. As of December 31, 2021, the Company incurred legal fees of approximately $2,750,000. These fees will only become due and payable upon the consummation of an initial Business Combination.

As of December 31, 2021, the Company incurred printer fees of approximately $336,000. These fees will only become due and payable upon the consummation of an initial Business Combination.

ENERGY VAULT HOLDINGS, INC
COMMITMENTS AND CONTINGENCIES

12. COMMITMENTS AND CONTINGENCIES

Leases

The Company has operating leases for its corporate offices and field offices. The Company recognized a Right-of-Use (“ROU”) asset and lease liability for operating leases based on the net present value of future minimum lease payments. Lease expense is recognized on a straight-line basis over the non-cancelable lease term and renewal periods that are considered reasonably certain.

The Company has finance leases for vehicles. The Company recognized a ROU asset and lease liability for finance leases based on the net present value of future minimum lease payments. Lease expense for the Company’s finance leases is comprised of the amortization of the right of use asset and interest expense recognized based on the effective interest method.

The Company has elected to use hindsight in determining the lease term (that is, when considering lessee options to extend or terminate the lease or to purchase the underlying asset) and in assessing impairment of the entity’s ROU assets. Accordingly, management’s decisions regarding lease renewals that are reasonably certain to be exercised have been incorporated as part of the lease term in ROU asset and lease liability calculations. To support these determinations, the Company evaluated each active lease at transition that included a renewal option (or options) to assess whether or not the future renewal options were reasonably certain to be exercised. The periods related to any renewal options deemed not reasonably certain to be exercised were excluded from the lease term for the ROU asset and lease liability calculations.

Future maturities of operating and finance leases as of September 30, 2021 are as follows:

	Operating	Finance
	Leases	Leases
2021 (remainder of year)	$127,491	$10,085
2022	446,004	48,249
2023	250,739	33,371
2024	258,262	—
2025	220,572	—
Thereafter	—	—
Total	1,303,068	91,705
Less: interest	(114,584)	(2,737)
Total lease liability	$1,188,484	$88,968

The Company uses the rate implicit in the lease, when available, to discount lease payments to present value; however, when the rate implicit in the lease is not available, the incremental borrowing rate is used, which is based on the estimated interest rate for collateralized borrowing over a similar term of the lease at commencement date. The Company used an incremental borrowing rate of 5.37% for the majority of its leases.

Lease Modifications

Westlake Village Office Lease

In May 2020, the Company received COVID-19 related four-month rent deferral for its operating leases for office space. The Company elected to utilize the FASB’s COVID-19 lease accounting relief provisions and chose to account for the concession as if no changes to the lease contract were made.

Arbedo-Castione Land Lease

In June 2020, the Company obtained additional rights to land and structures that were contiguous to its existing land lease. The increase in lease payments related to the lease modification was not commensurate with the standalone price for the additional ROU associated with the land and structures when compared to the original lease. Consequently, these adjustments to the terms of the lease were treated as a modification of the original lease. A net adjustment was made to the ROU asset and lease liability amounting to $237,516. In September 2021, this lease was further extended for one year resulting in net adjustment to the right-of-use asset and lease liability amounting to $264,710.

	Nine Months Ended September 30
	2021	2020
Finance lease expense
Amortization of finance ROU assets	$33,600	$22,178
Interest on finance lease liabilities	2,138	1,448
Finance lease expense	35,738	23,626
Operating lease expense	495,921	376,614
Short-term lease expense	60,324	89,847
Variable lease expense	2,360	5,869
Total	$594,343	$495,956